INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes paid (refund) [abstract]
Schedule of components of income tax provision
	Year Ended December 31,
	2018	2017
Current:
Federal	$566	$721
State	282	85
Total current	848	806
Deferred:
Federal	787	—
State	366	—
Total deferred	1,153	—
Income tax expense	$2,001	$806

Schedule of deferred tax assets and liabilities
	December 31, 2018	December 31, 2017
Deferred tax liabilities:
Biological assets	$(4,348)	$—
Partnership basis difference	(26,179)	—
Total deferred tax liabilities	$(30,527)	$—

Schedule of temporary differences
	December 31, 2018	December 31, 2017
Book-to-tax difference of assets	$1,655	$—

Schedule of reconciliation of the effective tax rate
	Year Ended December 31,
	2018	2017
Expected income tax benefit at statutory rate	$(45,714)	$(2,384)
State taxes	(21,297)	(136)
Nondeductible permanent items	14,195	495
Pass-through entities & non-controlling interests	54,339	2,829
Unrecognized deferred tax assets	318	—
Other	160	2
Income tax expense	$2,001	$806

Effective tax rate	(0.92)%	(11.84)%